Cash and Due from Banks At Amortized Cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and Due from banks at amortized cost [Line Items]
Cash and cash equivalents	₩ 2,617,231	₩ 1,792,527
Due from banks at amortized cost :
Deposits	5,045,513	4,064,408
Reserve deposits	2,360,416	8,689,515
Time deposits	4,137,501	4,415,076
Other	3,202,789	3,721,126
Due from banks at amortized cost, total	14,746,219	20,890,125
Allowance for credit losses	(14,824)	₩ (14,054)
Cash and Due from banks at amortized cost, total	17,348,626
Domestic currency
Cash and Due from banks at amortized cost [Line Items]
Cash and cash equivalents	2,617,231
Due from banks at amortized cost :
Deposits	0
Reserve deposits	2,360,416
Time deposits	1,346,015
Other	2,271,812
Due from banks at amortized cost, total	5,978,243
Foreign currency
Cash and Due from banks at amortized cost [Line Items]
Cash and cash equivalents	0
Due from banks at amortized cost :
Deposits	5,045,513
Reserve deposits	0
Time deposits	2,791,486
Other	930,977
Due from banks at amortized cost, total	₩ 8,767,976